NOTE 15: OPERATING EXPENSES	12 Months Ended
Dec. 31, 2018
Note 15 Operating Expenses
OPERATING EXPENSES
		Years ended December 31,
	Note	2018	2017	2016
Salaries and benefits	20	1,786,804	$1,205,514	$1,053,305
Rent		272,768	267,272	160,135
Advertising and promotion		306,799	171,814	60,353
Telephone and internet		97,028	–	88,485
Other		54,282	392,408	225,729
		2,517,681	$2,037,008	$1,588,007